SUPPLEMENTAL CASH FLOW INFORMATION - Narrative (Details) - USD ($)		12 Months Ended
	May 26, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Income taxes paid (refund)		$ 0	$ 0
Debt repayments of interest		7,700,000	$ 7,200,000
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Fair value loss on debentures		$ 6,900,000
Borrowings, interest rate		7.00%
5% Convertible Debentures
Statement of cash flows [abstract]
Debt repayments of interest	$ 300,000
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Accretion of debt		$ 2,200,000
Change in liabilities arising from financing activities		$ 300,000